Vanguard Emerging Markets Bond Fund
Supplement to the Prospectus and Summary Prospectus
As approved by the Fund’s Board of Trustees, Vanguard Emerging Markets Bond Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Bond Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Fees	0.48%	0.33%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses[1]	0.50%	0.35%
1
The expense information shown in the table has been restated to reflect current fees.
Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$51	$160	$280	$628
Admiral Shares	$36	$113	$197	$443

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 1431A 022025

Vanguard Short-Term Inflation-Protected Securities Index Fund
Supplement to the Prospectus and Summary Prospectus
As approved by the Fund’s Board of Trustees, Vanguard Short-Term Inflation-Protected Securities Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1867A 022025

Vanguard Short-Term Inflation-Protected Securities ETF
Supplement to the Prospectus and Summary Prospectus
As approved by the Fund’s Board of Trustees, Vanguard Short-Term Inflation-Protected Securities ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Inflation-Protected Securities ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 3365A 022025